Significant Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Disclosure of changes in accounting estimates [Line Items]
Carrying amounts of deferred tax assets		¥ 315,390		¥ 308,207	$ 49,829
Increase in profit if all unrecognized deferred tax asset were recognized		182,726	$ 28,869	189,589
Carrying amounts of allowance for doubtful accounts		43,775		54,634	6,916	$ 8,632	¥ 51,288
Carrying amounts of inventory provision		106,895		126,796	16,889
Provision of product warranty		¥ 290,306		238,850	45,866
Percentage of withholding tax		10.00%	10.00%
Provision for withholding tax payable		¥ 100,572		¥ 103,347	$ 15,890
Yuchai [Member] | Jining Yuchai Engine Company Limited [Member]
Disclosure of changes in accounting estimates [Line Items]
Acquisition of equity interest	100.00%	100.00%	100.00%
Bottom of range [Member]
Disclosure of changes in accounting estimates [Line Items]
Cash flows derived from forecasts period		8 years	8 years
Top of range [Member]
Disclosure of changes in accounting estimates [Line Items]
Cash flows derived from forecasts period		15 years	15 years